Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant and Equipment
The components of property, plant and equipment, net as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Property, Plant and Equipment, net:
Land and buildings	$292.4	$250.3
Machinery and equipment	1,183.0	1,125.2
Construction-in-progress	288.3	213.3
Subtotal	1,763.7	1,588.8
Less allowances for depreciation	(991.8)	(924.0)
Property, Plant and Equipment, net	$771.9	$664.8

Total depreciation expense was $50.8 million, $47.1 million and $43.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. In conjunction with the spinoff, property, plant and equipment, including its related allowance for depreciation, was transferred from Timken to TimkenSteel in the second quarter of 2014.
Prior to the spinoff, TimkenSteel capitalized interest allocated from Timken related to construction projects was $5.7 million, $10.8 million, and $4.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. TimkenSteel recorded additional capitalized interest of $1.2 million related to its borrowings subsequent to the separation from Timken on June 30, 2014.